Revolving Facility and Deferred Financing Costs	12 Months Ended
Dec. 31, 2018
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Revolving Facility and Deferred Financing Costs

10 – Revolving Facility and Deferred Financing Costs

In December 2018, the Company amended its revolving credit agreement, allowing the Company to borrow up to $225 million (the “Revolving Facility”), for general corporate purposes, from a syndicate of banks including the Bank of Nova Scotia, Bank of Montreal, National Bank of Canada, Canadian Imperial Bank of Commerce and Royal Bank of Canada (the “Syndicate”). The Revolving Facility matures on December 20, 2022 and is extendable by mutual consent of Sandstorm and the Syndicate. The amounts drawn on the Revolving Facility are subject to interest at LIBOR plus 2.00% – 3.00% per annum, and the undrawn portion of the Revolving Facility is subject to a standby fee of 0.45% – 0.675% per annum, dependent on the Company’s leverage ratio.

Under the credit agreement, the Company is required to maintain a leverage ratio of net debt divided by EBITDA (as defined in the credit facility agreement) of less than or equal to 3.50:1.00 for each fiscal quarter. For any consecutive eight fiscal quarters following a material permitted acquisition, the Company is required to maintain a leverage ratio of less than or equal to 4.00:1.00. The Company must also maintain an interest coverage ratio of greater than or equal to 3.00:1.00 for each fiscal quarter. The Company is further required to maintain a tangible net worth greater than the aggregate of $136.8 million and 50% of positive net income for each fiscal quarter beginning with the fiscal quarter ended September 30, 2017. The Revolving Facility is secured against the Company’s assets, including the Company’s mineral, royalty and other interests and investments.

As of December 31, 2018, the Company was in compliance with the covenants and the balance of the Revolving Facility was nil.

Deferred financing costs are amortized on a straight-line basis over the term of the Revolving Facility. At December 31, 2018, deferred financing costs, net of accumulated amortization, was $2.5 million (December 31, 2017—$2.3 million).